AST Bond Portfolio 2037 Expense Example, No Redemption - AST Bond Portfolio 2037 - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	$ 1,349